Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - The Magna Group of Companies Retirement Savings Plans $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Entity tax identification number	98-0095901
Plan number	002
Investment party in interest	true
Participant Loans	$ 64,470
Total Investments	2,855,733
Pooled Separate Accounts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investments, current value	237,548
Common/Collective Trusts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investments, current value	1,979,988
Mutual funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investments, current value	$ 149,507
Investment, Identifier [Axis]: Fidelity MID CP Index Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:FidelityInvestmentsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 89,149
Investment, Identifier [Axis]: Fidelity US Bond Index Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:FidelityInvestmentsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 42,772
Investment, Identifier [Axis]: JPMCB Large Cap Growth CF-A, Common/Collective Trusts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:JpmorganChaseBankN.a.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 187,666
Investment, Identifier [Axis]: Magna International Inc., Magna Stock
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment party in interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:MagnaInternationalInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
Investments, cost	$ 253,401
Investments, current value	$ 274,071
Investment, Identifier [Axis]: Magna Mass Mutual GTD ACCUM CNT, Fully Benefit Responsive Investment Contracts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:MassMutualMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	mga:EmployeeBenefitPlanFullyBenefitResponsiveInvestmentContractsMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 3,293
Investment, Identifier [Axis]: Northwestern Mutual Life Insurance Co, Life Insurance Policies
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:NorthwesternMutualLifeInsuranceCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Employee Benefit Plan, Life Insurance Policies [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 34
Investment, Identifier [Axis]: Prin Core Plus Bond Sep Acct-Z, Pooled Separate Accounts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment party in interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:PrincipalLifeInsuranceCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 57,160
Investment, Identifier [Axis]: Prin Div Intl SA-I5, Pooled Separate Accounts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment party in interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:PrincipalLifeInsuranceCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 83,578
Investment, Identifier [Axis]: Prin Equity Income SA-Z, Pooled Separate Accounts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment party in interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:PrincipalLifeInsuranceCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 72,646
Investment, Identifier [Axis]: Prin LifeTime Hyb 2015 CIT Q, Common/Collective Trusts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment party in interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:PrincipalGlobalInvestorsTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 3,863
Investment, Identifier [Axis]: Prin LifeTime Hyb 2020 CIT Q, Common/Collective Trusts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment party in interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:PrincipalGlobalInvestorsTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 100,968
Investment, Identifier [Axis]: Prin LifeTime Hyb 2025 CIT Q, Common/Collective Trusts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment party in interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:PrincipalGlobalInvestorsTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 51,023
Investment, Identifier [Axis]: Prin LifeTime Hyb 2030 CIT Q, Common/Collective Trusts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment party in interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:PrincipalGlobalInvestorsTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 309,814
Investment, Identifier [Axis]: Prin LifeTime Hyb 2035 CIT Q, Common/Collective Trusts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment party in interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:PrincipalGlobalInvestorsTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 82,518
Investment, Identifier [Axis]: Prin LifeTime Hyb 2040 CIT Q, Common/Collective Trusts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment party in interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:PrincipalGlobalInvestorsTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 280,604
Investment, Identifier [Axis]: Prin LifeTime Hyb 2045 CIT Q, Common/Collective Trusts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment party in interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:PrincipalGlobalInvestorsTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 83,546
Investment, Identifier [Axis]: Prin LifeTime Hyb 2050 CIT Q, Common/Collective Trusts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment party in interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:PrincipalGlobalInvestorsTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 228,033
Investment, Identifier [Axis]: Prin LifeTime Hyb 2055 CIT Q, Common/Collective Trusts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment party in interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:PrincipalGlobalInvestorsTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 74,222
Investment, Identifier [Axis]: Prin LifeTime Hyb 2060 CIT Q, Common/Collective Trusts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment party in interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:PrincipalGlobalInvestorsTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 60,323
Investment, Identifier [Axis]: Prin LifeTime Hyb 2065 CIT Q, Common/Collective Trusts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment party in interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:PrincipalGlobalInvestorsTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 9,485
Investment, Identifier [Axis]: Prin LifeTime Hyb 2070 CIT Q, Common/Collective Trusts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment party in interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:PrincipalGlobalInvestorsTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 4,262
Investment, Identifier [Axis]: Prin LifeTime Hyb Inc CIT Q, Common/Collective Trusts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment party in interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:PrincipalGlobalInvestorsTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 18,258
Investment, Identifier [Axis]: Prin U.S. Property SA-I5, Pooled Separate Accounts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment party in interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:PrincipalLifeInsuranceCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 24,164
Investment, Identifier [Axis]: Principal Global Investors Trust Co, Principal Stable Value, Stable Value Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment party in interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:PrincipalGlobalInvestorsTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Employee Benefit Plan, Stable Value Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 143,649
Investment, Identifier [Axis]: Principal Life Insurance Company, Principal Pension Builder, Deferred Income Annuities
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment party in interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:PrincipalLifeInsuranceCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Employee Benefit Plan, Deferred Income Annuities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 3,173
Investment, Identifier [Axis]: SPARTAN 500 INDEX POOL D, Common/Collective Trusts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:GeodeCapitalMgmtTrustCoLlcMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 360,801
Investment, Identifier [Axis]: SPARTAN SMALL CAP IND POOL D, Common/Collective Trusts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:GeodeCapitalMgmtTrustCoLlcMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 96,565
Investment, Identifier [Axis]: SPARTAN TOTAL INTL IND CL D, Common/Collective Trusts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:GeodeCapitalMgmtTrustCoLlcMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 28,037
Investment, Identifier [Axis]: Vanguard Emerging Mkt Stk Index Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mga:VanguardGroupMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 17,586
Maximum
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Interest on loans (as a percent)	10.50%
Minimum
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Interest on loans (as a percent)	4.25%